CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows provided by / (used in) Operating Activities:
Net income / (loss)	$ (149,014)	$ (17,531)	$ 3,238
Adjustments to reconcile net income / (loss) to net cash provided by / (used in) operating activities:
Depreciation and amortization of deferred charges (Note 5)	12,740	13,140	10,309
Amortization of deferred financing costs	427	268	196
Amortization of deferred revenue	0	(50)	(221)
Amortization of prepaid charter revenue (Note 6)	3,798	8,566	11,610
Impairment losses (Note 5)	118,861	6,607	0
Loss on vessels' sale (Note 5)	2,899	8,300	695
Compensation cost on restricted stock awards (Note 9)	1,119	928	341
Actuarial gain / (loss)	(25)	73	(68)
(Increase) / Decrease in:
Accounts receivable, trade	282	(62)	(157)
Inventories	1,123	(1,397)	(343)
Prepaid expenses and other assets	(1,617)	(487)	(714)
Increase / (Decrease) in:
Accounts payable, trade and other	(1,236)	900	68
Due to related parties	0	604	600
Accrued liabilities	(291)	289	154
Deferred revenue	(539)	206	(310)
Other liabilities	50	(48)	89
Drydock costs	(540)	(2,861)	0
Net Cash provided by /(used in) Operating Activities	(11,963)	17,445	25,487
Cash Flows provided by /(used) in Investing Activities:
Vessel acquisitions and other vessel costs (Note 5)	(194)	(113,020)	(60,379)
Proceeds from sale of vessels, net of expenses (Note 5)	10,618	7,045	8,784
Acquisition of time charter	0	(6,000)	0
Land acquisition	0	0	(871)
Property and equipment additions	(29)	(39)	(29)
Insurance settlements	179	263	859
Net Cash provided by / (used in) Investing Activities	10,574	(111,751)	(51,636)
Cash Flows provided by / (used in) Financing Activities:
Proceeds from long term bank debt (Note 7)	0	148,000	0
Repayments of long term debt (Notes 4 and 7)	(19,159)	(103,263)	0
Issuance of common stock, net of issuance costs	0	0	96,001
Payments of financing costs (Note 7)	(150)	(3,177)	0
Cash dividends (Note 11)	(374)	(739)	(7,534)
Changes in restricted cash	0	870	0
Net Cash provided by / (used in) Financing Activities	(19,683)	41,691	88,467
Net increase / (decrease) in cash and cash equivalents	(21,072)	(52,615)	62,318
Cash and cash equivalents at beginning of period	29,388	82,003	19,685
Cash and cash equivalents at end of period	8,316	29,388	82,003
Cash paid during the year for:
Interest payments, net of amounts capitalized	$ 6,626	$ 5,571	$ 6,106